Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income
The following table is a summary of the components of accumulated other comprehensive income at December 31:

(in thousands)	2011	2010
Net unrealized loss on cash flow hedging contracts, net of tax of $0.1 million and $0.7 million in 2011 and 2010, respectively	$(762)	$(1,644)
Net unrealized gain (loss) on pension, net of tax	115	(11)
Foreign currency translation effects from intercompany long-term investment transactions, net of tax of $4.9 million and $4.4 million in 2011 and 2010, respectively	7,369	5,774
Foreign currency translation adjustments	9,182	60,635
Accumulated other comprehensive income	$15,904	$64,754